Item 1: Report to Shareholders

Retirement 2040 Fund	May 31, 2005

The views and opinions in this report were current as of May 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

U.S. stock returns were mixed in the last six months but generated more favorable results during the 12-month period ended May 31, 2005. Mid-cap shares decisively outperformed large- and small-caps in both periods. Meanwhile, investment-grade bonds—especially long-term issues—produced unexpectedly good returns in both periods, even though the Federal Reserve raised short-term interest rates eight times beginning in mid-2004. Outside the U.S., stocks in developed countries lagged their domestic counterparts in the last six months but outperformed for the 12-month period. The Retirement Funds registered solid gains for their fiscal year, reflecting the performance of their underlying asset classes.

MARKET ENVIRONMENT

Twelve months ago, strong U.S. economic growth and signs of rising inflation prompted the Federal Reserve to warn investors that it would soon begin raising short-term rates from the low levels that had prevailed for several years. From mid-2004 through May 2005, the central bank gradually lifted the federal funds target rate—an overnight lending rate among banks—from a 46-year low of 1.00% to 3.00% in eight quarter-point increments. Despite these rate increases, and even in the face of rising oil prices, the economy continued to expand steadily over the last year.

Money market yields, which closely track the fed funds rate, rose substantially over the last 12 months, but long-term interest rates unexpectedly declined. As a result, the difference between short- and long-term interest rates significantly narrowed during our fiscal year, leading to a “flatter” Treasury yield curve. (The yield curve is a graph that shows the relationship between bond yields and maturities.) The Interest Rate Levels graph on page 2 shows this change: Yields on 90-day Treasury bills went from 1.06% a year ago to 2.94% on May 31, 2005; 10-year Treasury yields declined from 4.65% to 3.98% over the same period.

U.S. stocks advanced over the last 12 months, despite concerns about high oil prices, rising short-term rates, and occasional indications of moderating economic growth. Returns were considerably more modest for the most recent six months. Large-cap shares fared better than their small-cap counterparts in the last six months, but the reverse was true for the one-year period ended May 31, 2005. Mid-cap stocks outperformed in both periods.

MAJOR INDEX RETURNS
Periods Ended 5/31/05	6 Months	12 Months
Dow Jones Wilshire 5000
Total Market Index	2.73%	9.66%
S&P 500 Stock Index	2.42	8.23
Russell 2000 Index	-2.10	9.82
MSCI EAFE Index	2.11	15.10
Lehman Brothers U.S.
Aggregate Index	2.90	6.82
CS First Boston High Yield Index	0.60	9.97

Bond returns were generally favorable in the last six months. Treasuries fared best, particularly long-term securities. Investment-grade corporate and mortgage-backed securities lagged somewhat, while high-yield issues were flat. For the 12-month period, bond returns were more robust. Long-term Treasuries strongly outperformed, but high-yield and investment-grade corporate bonds also produced solid returns. Mortgage-backed securities trailed but still performed well.

Non-U.S. stocks in developed markets (MSCI EAFE Index) produced modest gains in the last six months and better returns for the full year, though a stronger dollar since the beginning of 2005 eroded returns to U.S. investors.

STRATEGY AND PERFORMANCE

We would like to welcome new shareholders to the Retirement Funds. We have been pleased by investors’ response to what we believe are the unique benefits of our strategy. The funds are designed to provide shareholders a single, diversified portfolio that is managed to a specific retirement date. Each Retirement Fund offers exposure to different asset classes and market capitalizations. The funds include international as well as domestic investments, and both growth and value investment styles. The funds are “funds of funds,” achieving their diversification by investing in other T. Rowe Price mutual funds.

The target-dated funds are set up to systematically shift their allocation over time, investing in an appropriate proportion of stock and bond funds as the target retirement date draws near. The closer each fund gets to the stated retirement date, the more conservative its asset mix becomes, placing a greater emphasis on income and reducing investors’ overall risk. These shifts are intended to facilitate the accumulation of assets prior to retirement, as well as help investors manage their assets after retiring. About 30 years after its designated retirement year, each fund will reach and maintain an allocation of about 20% in stocks. The remainder of assets will be invested in fixed-income securities, including short-term securities. The Retirement Income Fund differs in that it maintains an asset allocation of about 60% bonds and 40% stocks.

The funds’ managers may make some limited “tactical” variations to each fund’s target allocation. The investment committee considers adjustments to the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund, based on market conditions and economic fundamentals.

We believe the funds offer a convenient approach to retirement investing because investors do not have to determine a suitable asset allocation strategy, select the funds to implement the strategy, worry about managing the asset allocation strategy over time, or make tactical adjustments in response to changing market conditions. Since the underlying funds invest domestically and internationally in a wide range of equity and bond market sectors, investors also benefit from the expertise of individual fund managers who invest in these areas on a daily basis. Fund expenses are limited to the expenses of the underlying funds, so there is no additional management fee charged for the asset allocation services provided to the fund.

Strategy Review
Over the past year the investment committee has maintained an overweight allocation to stocks based on expectations of a strengthening economy and rising interest rates. The target overweight stood at 3% until November, and the committee increased it to 3.5% at that time. Although intermediate and long-term rates have yet to respond to the Fed’s tightening, we believe that the prospects for upward pressure on interest rates, combined with attractive equity valuations and good corporate earnings, should help stocks outperform bonds over the next couple of years. The stock overweight comes at the expense of our weighting in investment-grade bonds. On the fixed-income side, we are favoring less interest rate-sensitive segments of the investment-grade universe, such as short-term bonds and cash. This is based on the committee’s view that the Fed will continue to raise short-term rates at a measured pace.

Performance Review
We believe the Retirement Funds’ performance is best benchmarked against each fund’s combined index portfolio, as shown in the Performance Comparison tables. These combined index portfolios are designed around the underlying asset classes within the funds. The funds have a strategic neutral target allocation for each asset class, which is predetermined and changes over time. Each asset class has underlying T. Rowe Price mutual funds assigned to it. Our goal is for the assigned funds as a whole to outperform the market performance within that asset class. Therefore, for each asset class we combine the total weighting of the underlying funds and assign the combined weight to that asset class’s index.

The domestic equity allocation (composed of the Growth Stock, Value, Equity Index 500, Mid-Cap Growth, Mid-Cap Value, and Small-Cap Stock Funds) is benchmarked to the Dow Jones Wilshire 5000 Composite Index, which tracks the entire U.S. equity market. The corresponding index for our non-U.S. stock allocation (International Stock and International Growth & Income Funds) is the MSCI EAFE Index. Fixed income (New Income and High Yield Funds) is measured against the Lehman Brothers U.S. Aggregate Index, and short-term fixed income (Short-Term Bond and Summit Cash Reserves Funds) by the Citigroup 3-Month Treasury Bill Index. Tactical allocations between equities and fixed income are not incorporated into the benchmarks.

For the fiscal year ended May 31, 2005, the Retirement Funds generally benefited from the asset allocation committee’s targeted overweight in stocks relative to fixed income, as both domestic and non-U.S. equities outpaced investment-grade bonds. Our heavier exposure to equities weighed slightly on results over the most recent six months, because bonds modestly outperformed as long-term yields declined. Our exposure to the flat high-yield bond market hampered relative results for the six-month period, however.

Within the domestic equity portion of the portfolios, the strongest absolute returns over the 12-month period came from our positions in the Mid-Cap Value, Mid-Cap Growth, and Value Funds. Small-Cap Stock also performed well, profiting from the performance of smaller companies during the first half of our fiscal year. For the six months, Value and Mid-Cap Growth provided the best returns while Small-Cap Stock slipped along with its market segment. On a relative basis (that is, relative to their appropriate market indexes), Growth Stock Fund was our best-performing fund for the year, while Value and Mid-Cap Value lagged. For the six months, Small-Cap Stock provided the best relative performance but Mid-Cap Value, Value, and Growth Stock weighed on results.

Outside the U.S., value stocks continued to outperform growth for much of the year, although growth stocks returned to favor late in the period. Returns for the international portion of the portfolios were once again mixed, with the value-oriented International Growth & Income Fund outperforming the MSCI EAFE Index for both the six and 12 months while the International Stock Fund lagged. On the whole, international stocks hampered results relative to our combined index benchmarks for the year but were in line with the indexes for the six months.

Both fixed-income funds (New Income and High Yield) outperformed the Lehman Brothers U.S. Aggregate Index for the fiscal year. New Income also outpaced the benchmark for the six months while High Yield lagged.

Benchmark Name Changes
Dow Jones has changed the names of the funds’ broad index benchmarks since the last shareholder report. The benchmarks are now known as the Dow Jones Moderately Conservative, Moderate, Moderately Aggressive, and Aggressive Portfolio indexes. You can find definitions of the indexes in the glossary on page 13.

RETIREMENT INCOME FUND

The Retirement Income Fund’s investment objective is to generate the highest total return consistent with an emphasis on both capital growth and income. The neutral allocation for the fund is 60% bonds and 40% stocks. The fund implements its strategy by investing in a set of underlying T. Rowe Price mutual funds.

The Retirement Income Fund returned 1.79% over the six months ended May 31, 2005, modestly underperforming its combined index portfolio, as shown in the table. The fund returned 6.88% for the 12 months, in line with its combined index benchmark. The fund trailed its Dow Jones index for both periods. Returns for the fund’s Advisor and R shares were slightly lower, reflecting their additional expenses.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement Income Fund	1.79%	6.88%
Retirement Income Fund–
Advisor Class	1.68	6.63
Retirement Income Fund–
R Class	1.64	6.58
Dow Jones Moderately Conservative
Portfolio Index	2.03	9.83
Combined Index Portfolio	2.34	6.88

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The fund benefited from the good performance of its fixed-income and short-term fixed-income allocations over the past year, while both the domestic and international equity allocations lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

The fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 16. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, bond funds accounted for 55.5% of net assets and stock funds 44.5%, a slight reduction in the stock allocation from six months ago.

RETIREMENT 2005 FUND

The Retirement 2005 Fund’s investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund’s strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2005.

The Retirement 2005 Fund returned 2.01% over the six months ended May 31, 2005, and 8.55% for the 12 months, as shown in the table. The fund modestly lagged its combined index portfolio benchmark for the six-month period but posted the same results for the fiscal year. The fund trailed its Dow Jones index in both periods.

The fund benefited from the good performance of its fixed-income and short-term fixed-income allocations over the past year, while both the domestic and international equity allocations lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2005 Fund	2.01%	8.55%
Dow Jones Moderate Portfolio
Index	2.27	11.16
Combined Index Portfolio	2.66	8.55

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 16. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 60.3% of net assets and bond funds 39.7%, a modest increase in the bond allocation.

RETIREMENT 2010 FUND

The Retirement 2010 Fund’s investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund’s strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

The Retirement 2010 Fund gained 2.09% during the past six months and 9.13% for the 12 months, as shown in the table. The fund modestly underperformed its combined index portfolio over the past six months but outperformed for the fiscal year. The fund lagged its Dow Jones index for both periods. Returns for the fund’s Advisor and R shares were slightly lower, reflecting their additional expenses. The fund benefited from the good performance of its fixed-income and short-term fixed-income allocations over the past year, while both the domestic and international equity allocations lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2010 Fund	2.09%	9.13%
Retirement 2010 Fund–
Advisor Class	1.95	8.91
Retirement 2010 Fund–R Class	1.88	8.68
Dow Jones Moderate
Portfolio Index	2.27	11.16
Combined Index Portfolio	2.67	8.97

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

As of May 31, 2005, the fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 17. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 67.3% of net assets and bond funds 32.7%, a modest increase in the bond allocation.

RETIREMENT 2015 FUND

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2015 Fund	2.09%	9.56%
Dow Jones Moderate Portfolio Index	2.27	11.16
Combined Index Portfolio	2.72	9.38

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The Retirement 2015 Fund’s investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund’s strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2015.

The Retirement 2015 Fund returned 2.09% and 9.56% over the six and 12 months ended May 31, 2005, respectively, as shown in the table. The fund outperformed its combined index portfolio for the year but lagged for the most recent six months. The fund trailed its Dow Jones index for both periods. The fund benefited from the good performance of its fixed-income and short-term fixed-income allocations over the past year, while the domestic equity portion performed in line with its benchmark and the international equity allocation lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

As of May 31, 2005, the fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 17. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 74% of net assets and bond funds 26%, a slight increase in the bond allocation.

RETIREMENT 2020 FUND

The Retirement 2020 Fund’s investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund’s strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2020 Fund	2.11%	10.12%
Retirement 2020 Fund–
Advisor Class	1.98	9.84
Retirement 2020 Fund–R Class	1.91	9.62
Dow Jones Moderately Aggressive
Portfolio Index	2.47	12.33
Combined Index Portfolio	2.74	9.72

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The Retirement 2020 Fund returned 2.11% and 10.12% during the 6- and 12-month periods ended May 31, 2005. Returns for the fund’s Advisor and R shares were slightly lower, reflecting their additional expenses. The fund outperformed its combined index portfolio over the fiscal year but lagged during the most recent six months. It trailed its Dow Jones index for both periods. The fund benefited from the good performance of its domestic equity, fixed-income, and short-term fixed-income allocations over the past year, while the international equity allocation lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

As of May 31, 2005, the fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 18. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 80.8% of net assets and bond funds 19.2%, a slight increase in the bond allocation.

RETIREMENT 2025 FUND

The Retirement 2025 Fund’s investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund’s strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2025.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2025 Fund	2.16%	10.36%
Dow Jones Moderately Aggressive
Portfolio Index	2.47	12.33
Combined Index Portfolio	2.77	10.09

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The Retirement 2025 Fund returned 2.16% over the six months ended May 31, 2005, and 10.36% for the fiscal year, as shown in the table. The fund outperformed its combined index portfolio for the year but lagged for the six months. The fund trailed its Dow Jones index for both periods. The fund benefited from the good performance of its domestic equity, fixed-income, and short-term fixed-income allocations over the past year, while the international equity allocation lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

As of May 31, 2005, the fund’s assets were invested in T. Rowe Price funds according to the target allocations shown on page 18. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 87.4% of net assets and bond funds 12.6%, a slight increase in the bond allocation.

RETIREMENT 2030 FUND
RETIREMENT 2035 FUND
RETIREMENT 2040 FUND

The investment objective of the Retirement 2030, 2035, and 2040 Funds is to provide the highest total return consistent with an emphasis on both capital growth and income. The funds invest in diversified portfolios, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implement their strategies by investing in a set of underlying T. Rowe Price mutual funds. The funds’ strategic allocation to stocks will remain fixed at 20% approximately 30 years after their target dates.

PERFORMANCE COMPARISON
Periods Ended 5/31/05	6 Months	12 Months
Retirement 2030 Fund	2.17%	10.68%
Retirement 2030 Fund–
Advisor Class	2.04	10.41
Retirement 2030 Fund–R Class	1.98	10.19
Retirement 2035 Fund	2.16	10.68
Retirement 2040 Fund	2.17	10.65
Retirement 2040 Fund–
Advisor Class	2.04	10.38
Retirement 2040 Fund–R Class	1.97	10.24
Dow Jones Aggressive
Portfolio Index	2.67	13.76
Combined Index Portfolio	2.69	10.25

Please see the fund’s quarter-end returns following this letter. For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary.

The Retirement 2030, 2035, and 2040 Funds will follow similar investment paths for some years before their allocations begin to differ. Until that time, their performance will be measured against the same benchmarks. (The funds are managed as separate portfolios; because of asset flows and other technical considerations, their total returns will vary, and their allocations to underlying funds may also be slightly different.) The funds outperformed their combined index portfolio benchmark for the 12-month period but lagged for the most recent six months, as shown in the table. The funds trailed their Dow Jones index for both periods. Returns for the funds’ Advisor and R shares were slightly lower, reflecting their additional expenses. The funds benefited from the good performance of their domestic equity, fixed-income, and short-term fixed-income allocations over the past year, while the international equity allocation lagged modestly. For the six months, only the international stock allocation outperformed its benchmark. Please see the Performance Review on page 4 for a closer look at the fund’s performance.

As of May 31, 2005, the funds’ assets were invested in T. Rowe Price funds according to the target allocations shown on page 19. Allocations reflected the asset allocation committee’s decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 93.4% of the net assets of Retirement 2030 and 2035 and 93.5% of Retirement 2040; bond funds accounted for 6.6% of Retirement 2030 and 2035 and 6.5% of Retirement 2040.

OUTLOOK

As noted earlier, we believe that stocks should fare better than bonds over the intermediate and longer terms, and the Retirement Funds’ heavier exposure to equities relative to their neutral weightings reflects that outlook. Although the funds are modestly overweighting stocks, they remain fully diversified according to each fund’s objective. Whatever the near term holds, we believe that shareholders will be well served by the Retirement Funds’ combination of individual fund selection and asset allocation management in a single portfolio that matches the investor’s personal time horizon. Thank you for your confidence in T. Rowe Price.

Respectfully submitted,

Edmund M. Notzon III
President and chairman of the funds’ Investment Advisory Committee

Jerome Clark
Vice president and portfolio manager

June 20, 2005

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Citigroup 3-Month Treasury Bill Index: An index designed to track short-term government securities.

Combined Index Portfolios: Blended index portfolios used as benchmarks for each fund. The Combined Index Portfolios are composed of the following underlying indexes:

Retirement Income Fund—An unmanaged portfolio composed of 34.0% Dow Jones Wilshire 5000 Composite Index, 30.0% Lehman Brothers U.S. Aggregate Index, 30.0% Citigroup 3-Month Treasury Bill Index, 6.0% MSCI EAFE Index.

Retirement 2005 Fund—An unmanaged portfolio composed of 47.0% Dow Jones Wilshire 5000 Composite Index, 34.5% Lehman Brothers U.S. Aggregate Index, 10.0% Citigroup 3-Month Treasury Bill Index, 8.5% MSCI EAFE Index.

Retirement 2010 Fund—An unmanaged portfolio composed of 53.5% Dow Jones Wilshire 5000 Composite Index, 28.5% Lehman Brothers U.S. Aggregate Index, 8% Citigroup 3-Month Treasury Bill Index, 10.0% MSCI EAFE Index.

Retirement 2015 Fund—An unmanaged portfolio composed of 58.5% Dow Jones Wilshire 5000 Composite Index, 26.5% Lehman Brothers U.S. Aggregate Index, 4.0% Citigroup 3-Month Treasury Bill Index, 11.0% MSCI EAFE Index.

Retirement 2020 Fund—An unmanaged portfolio composed of 64.0% Dow Jones Wilshire 5000 Composite Index, 22.5% Lehman Brothers U.S. Aggregate Index, 1.5% Citigroup 3-Month Treasury Bill Index, 12.0% MSCI EAFE Index.

Retirement 2025 Fund—An unmanaged portfolio composed of 69.5% Dow Jones Wilshire 5000 Composite Index, 17.5% Lehman Brothers U.S. Aggregate Index, 13.0% MSCI EAFE Index.

Retirement 2030, 2035, and 2040 Funds—An unmanaged portfolio composed of 75.0% Dow Jones Wilshire 5000 Composite Index, 10.0% Lehman Brothers U.S. Aggregate Index, 15.0% MSCI EAFE Index.

CS First Boston High Yield Index: An index designed to track the high-yield bond market.

Dow Jones Aggressive Portfolio Index: An all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

Dow Jones Moderately Aggressive Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones Moderate Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones Moderately Conservative Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones Wilshire 5000 Total Market Index: An index that tracks the performance of all U.S. common equity securities in the U.S.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

Lehman Brothers 1-3 Year Government/Credit Index: An unmanaged index that tracks short-term debt instruments.

Merrill Lynch-Wilshire Capital Market Index: A market-capitalization weighted index including the Wilshire 5000 and Merrill Lynch High Yield II and Domestic Master indexes.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

Russell 1000 Index: An unmanaged index that tracks the 1,000 largest companies within the Russell 3000 index (approximately 98% of the investable U.S. equity market).

Russell 1000 Growth Index: An unmanaged index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index: Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Index: A market-capitalization weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

Russell Midcap Value Index: Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

Russell 1000 Value Index: A market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and forecasted growth rates.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. These curves are in constant flux. One of the key activities in managing any fixed-income portfolio is to study trends reflected by comparative yield curves.

PORTFOLIO HIGHLIGHTS

ALLOCATIONS FOR UNDERLYING FUNDS

	Target	Actual
	Allocation	Allocation
	5/31/05	5/31/05
Retirement Income Fund
Summit Cash Reserves	22.5-28.5%	24.1%
Short-Term Bond	3.5-5.5	4.3
New Income	16.0-22.0	19.6
High Yield	6.5-8.5	7.5
Equity Index 500	26.5-32.5	29.3
Mid-Cap Growth	1.0-3.0	2.3
Mid-Cap Value	1.0-3.0	2.2
Small-Cap Stock	3.0-5.0	4.2
International Growth & Income	2.0-4.0	3.3
International Stock	2.0-4.0	3.2

Retirement 2005 Fund
Summit Cash Reserves	7.5-9.5%	7.8%
Short-Term Bond	0.5-2.5	1.4
New Income	20.0-26.0	22.8
High Yield	7.0-9.0	7.7
Equity Index 500	27.0-33.0	29.7
Growth Stock	4.0-6.0	5.5
Value	3.5-5.5	4.5
Mid-Cap Growth	2.0-4.0	3.1
Mid-Cap Value	2.0-4.0	3.1
Small-Cap Stock	4.0-6.0	5.6
International Growth & Income	3.0-5.0	4.2
International Stock	3.5-5.5	4.6

Retirement 2010 Fund
Summit Cash Reserves	6.0-8.0%	6.9%
Short-Term Bond	0.0-2.0	1.1
New Income	14.0-20.0	17.2
High Yield	7.0-9.0	7.5
Equity Index 500	23.0-29.0	24.7
Growth Stock	8.0-10.0	9.4
Value	8.0-10.0	8.9
Mid-Cap Growth	2.5-4.5	3.8
Mid-Cap Value	2.5-4.5	3.7
Small-Cap Stock	5.0-7.0	6.5
International Growth & Income	4.0-6.0	5.2
International Stock	4.0-6.0	5.1

Retirement 2015 Fund
Summit Cash Reserves	2.5-4.5%	2.9%
Short-Term Bond	0.0-1.5	0.5
New Income	12.0-18.0	14.8
High Yield	7.0-9.0	7.8
Equity Index 500	19.0-25.0	20.9
Growth Stock	10.0-16.0	13.9
Value	10.0-16.0	14.0
Mid-Cap Growth	2.5-4.5	3.6
Mid-Cap Value	2.5-4.5	3.5
Small-Cap Stock	6.0-8.0	7.0
International Growth & Income	4.5-6.5	5.6
International Stock	4.5-6.5	5.5

Retirement 2020 Fund
Summit Cash Reserves	0.5-2.5%	0.6%
Short-Term Bond	0.0	0.2
New Income	9.5-11.5	10.2
High Yield	7.5-9.5	8.2
Equity Index 500	14.5-20.5	16.7
Growth Stock	14.5-20.5	18.0
Value	15.0-21.0	18.2
Mid-Cap Growth	3.0-5.0	4.2
Mid-Cap Value	2.5-4.5	3.9
Small-Cap Stock	6.0-8.0	7.4
International Growth & Income	5.0-7.0	6.3
International Stock	5.0-7.0	6.1

Retirement 2025 Fund
New Income	5.5-7.5%	5.7%
High Yield	6.5-8.5	6.9
Equity Index 500	12.0-18.0	14.6
Growth Stock	18.0-24.0	21.3
Value	18.0-24.0	21.3
Mid-Cap Growth	3.0-5.0	4.1
Mid-Cap Value	3.0-5.0	4.1
Small-Cap Stock	7.0-9.0	8.0
International Growth & Income	5.5-7.5	7.1
International Stock	5.5-7.5	6.9

Retirement 2030 Fund
New Income	0.5-2.5%	1.8%
High Yield	4.0-6.0	4.8
Equity Index 500	9.0-15.0	11.8
Growth Stock	21.0-27.0	23.7
Value	21.5-27.5	24.3
Mid-Cap Growth	3.5-5.5	4.7
Mid-Cap Value	3.5-5.5	4.6
Small-Cap Stock	8.0-10.0	9.0
International Growth & Income	6.5-8.5	7.8
International Stock	6.5-8.5	7.5

Retirement 2035 Fund
New Income	0.5-2.5%	1.7%
High Yield	4.0-6.0	4.9
Equity Index 500	9.0-15.0	12.2
Growth Stock	21.0-27.0	24.0
Value	21.5-27.5	24.2
Mid-Cap Growth	3.5-5.5	4.6
Mid-Cap Value	3.5-5.5	4.5
Small-Cap Stock	8.0-10.0	8.9
International Growth & Income	6.5-8.5	7.6
International Stock	6.5-8.5	7.4

Retirement 2040 Fund
New Income	0.5-2.5%	1.7%
High Yield	4.0-6.0	4.8
Equity Index 500	9.0-15.0	11.9
Growth Stock	21.0-27.0	23.8
Value	21.5-27.5	24.3
Mid-Cap Growth	3.5-5.5	4.7
Mid-Cap Value	3.5-5.5	4.6
Small-Cap Stock	8.0-10.0	9.0
International Growth & Income	6.5-8.5	7.7
International Stock	6.5-8.5	7.5

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since	Inception
Periods Ended 5/31/05	1 Year	Inception	Date
Retirement Income Fund	6.88%	10.59%	9/30/02
Combined Index Portfolio	6.88	9.51
Dow Jones Moderately Conservative Portfolio Index	9.83	13.22
Retirement Income Fund–Advisor Class	6.63	6.80	10/31/03
Retirement Income Fund–R Class	6.58	6.65	10/31/03
Combined Index Portfolio	6.88	6.81
Dow Jones Moderately Conservative Portfolio Index	9.83	9.29

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 5/31/05	1 Year	2/27/04
Retirement 2005 Fund	8.55%	5.31%
Combined Index Portfolio	8.55	5.29
Dow Jones Moderate Portfolio Index	11.16	7.00

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since	Inception
Periods Ended 5/31/05	1 Year	Inception	Date
Retirement 2010 Fund	9.13%	14.94%	9/30/02
Combined Index Portfolio	8.97	14.20
Dow Jones Moderate Portfolio Index	11.16	16.75
Retirement 2010 Fund–Advisor Class	8.91	9.67	10/31/03
Retirement 2010 Fund–R Class	8.68	9.47	10/31/03
Combined Index Portfolio	8.97	9.48
Dow Jones Moderate Portfolio Index	11.16	11.12

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 5/31/05	1 Year	2/27/04
Retirement 2015 Fund	9.56%	6.18%
Combined Index Portfolio	9.38	5.86
Dow Jones Moderate Portfolio Index	11.16	7.00

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since	Inception
Periods Ended 5/31/05	1 Year	Inception	Date
Retirement 2020 Fund	10.12%	17.28%	9/30/02
Combined Index Portfolio	9.72	16.24
Dow Jones Moderately Aggressive Portfolio Index	12.33	20.15
Retirement 2020 Fund–Advisor Class	9.84	11.05	10/31/03
Retirement 2020 Fund–R Class	9.62	10.86	10/31/03
Combined Index Portfolio	9.72	10.61
Dow Jones Moderately Aggressive Portfolio Index	12.33	12.83

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 5/31/05	1 Year	2/27/04
Retirement 2025 Fund	10.36%	6.88%
Combined Index Portfolio	10.09	6.40
Dow Jones Moderately Aggressive Portfolio Index	12.33	7.92

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since	Inception
Periods Ended 5/31/05	1 Year	Inception	Date
T. Rowe Price Retirement 2030 Fund	10.68%	18.73%	9/30/02
Combined Index Portfolio	10.25	18.10
Dow Jones Aggressive Portfolio Index	13.76	23.86
Retirement 2030 Fund–Advisor Class	10.41	12.08	10/31/03
Retirement 2030 Fund–R Class	10.19	11.89	10/31/03
Combined Index Portfolio	10.25	11.61
Dow Jones Aggressive Portfolio Index	13.76	14.75

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 5/31/05	1 Year	2/27/04
T. Rowe Price Retirement 2035 Fund	10.68%	6.96%
Combined Index Portfolio	10.25	6.55
Dow Jones Aggressive Portfolio Index	13.76	8.92

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since	Inception
Periods Ended 5/31/05	1 Year	Inception	Date
Retirement 2040 Fund	10.65%	18.85%	9/30/02
Combined Index Portfolio	10.25	18.10
Dow Jones Aggressive Portfolio Index	13.76	23.86
Retirement 2040 Fund–Advisor Class	10.38	12.04	10/31/03
Retirement 2040 Fund–R Class	10.24	11.90	10/31/03
Combined Index Portfolio	10.25	11.61
Dow Jones Aggressive Portfolio Index	13.76	14.75

For definitions of the Combined Index Portfolio and the Dow Jones Portfolio Index, please see the glossary. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RETIREMENT INCOME FUND

				Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05
Investor Class
Actual	$1,000.00	$ 1,017.90	$ 0.00	$ 2.87
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	2.88
Advisor Class
Actual	1,000.00	1,016.80	1.26	4.12
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.68	1.26	4.14
R Class
Actual	1,000.00	1,016.40	1.46	4.32
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.49	1.46	4.34

*	Expenses are equal to the class’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reim- bursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.29% for the R Class.

**	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.57%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2005 FUND

Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05

Actual	$1,000.00	$ 1,020.10	$ 0.00	$ 3.17

Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.18

*	Expenses are equal to a fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

**	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.63%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2010 FUND

				Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05
Investor Class
Actual	$1,000.00	$ 1,020.90	$ 0.00	$ 3.43
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.43
Advisor Class
Actual	1,000.00	1,019.50	1.26	4.68
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.68	1.26	4.69
R Class
Actual	1,000.00	1,018.80	2.06	5.49
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.89	2.07	5.50

*	Expenses are equal to the class’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reim- bursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.41% for the R Class.

**	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.68%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2015 FUND

Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05

Actual	$1,000.00	$ 1,020.90	$ 0.00	$ 3.58

Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.58

*	Expenses are equal to a fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

**	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.71%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2020 FUND

				Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05
Investor Class
Actual	$1,000.00	$ 1,021.10	$ 0.00	$ 3.78
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.79
Advisor Class
Actual	1,000.00	1,019.50	1.26	5.03
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.68	1.26	5.05
R Class
Actual	1,000.00	1,019.10	2.16	5.94
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.79	2.17	5.95

*	Expenses are equal to the class’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reim- bursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.43% for the R Class.

**	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.75%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2025 FUND

Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05

Actual	$1,000.00	$ 1,021.60	$ 0.00	$ 3.88

Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.89

*	Expenses are equal to a fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

**	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.77%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2030 FUND

				Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05
Investor Class
Actual	$1,000.00	$ 1,021.70	$ 0.00	$ 3.98
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.99
Advisor Class
Actual	1,000.00	1,020.40	1.26	5.24
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.68	1.26	5.25
R Class
Actual	1,000.00	1,019.80	2.06	6.04
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.89	2.07	6.05

*	Expenses are equal to the class’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reim- bursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.41% for the R Class.

**	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.79%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2035 FUND

Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05

Actual	$1,000.00	$ 1,021.60	$ 0.00	$ 3.98

Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.99

*	Expenses are equal to a fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

**	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.79%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2040 FUND

				Effective
			Expenses	Expenses
	Beginning	Ending	Paid During	Paid During
	Account	Account	Period*	Period**
	Value	Value	12/1/04 to	12/1/04 to
	12/1/04	5/31/05	5/31/05	5/31/05
Investor Class
Actual	$1,000.00	$ 1,021.70	$ 0.00	$ 3.98
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,024.93	0.00	3.99
Advisor Class
Actual	1,000.00	1,020.40	1.26	5.24
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.68	1.26	5.25
R Class
Actual	1,000.00	1,019.70	2.27	6.24
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.69	2.27	6.25

*	Expenses are equal to a fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.45% for the R Class.

**	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.79%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund’s relative average investment therein during the period.

QUARTER-END RETURNS

		Since	Inception
Periods Ended 3/31/05	1 Year	Inception	Date
Retirement Income Fund	4.55%	10.97%	9/30/02
Retirement Income Fund–Advisor Class	4.29	10.81
Retirement Income Fund–R Class	4.17	10.72
Dow Jones Moderately Conservative
Portfolio Index	5.55	13.68
Combined Index Portfolio	4.23	9.62
Retirement 2005 Fund	6.12	5.22	2/27/04
Dow Jones Moderate Portfolio Index	7.22	7.27
Combined Index Portfolio	5.39	4.71
Retirement 2010 Fund	6.88	15.59	9/30/02
Retirement 2010 Fund–Advisor Class	6.58	15.43
Retirement 2010 Fund–R Class	6.44	15.33
Dow Jones Moderate Portfolio Index	7.22	17.59
Combined Index Portfolio	5.94	14.60
Retirement 2015 Fund	7.44	6.23	2/27/04
Dow Jones Moderate Portfolio Index	7.22	7.27
Combined Index Portfolio	6.35	5.46
Retirement 2020 Fund	8.04	18.13	9/30/02
Retirement 2020 Fund–Advisor Class	7.83	17.97
Retirement 2020 Fund–R Class	7.62	17.84
Dow Jones Moderately Aggressive Portfolio Index	8.70	21.35
Combined Index Portfolio	6.80	16.82
Retirement 2025 Fund	8.55	7.14	2/27/04
Dow Jones Moderately Aggressive Portfolio Index	8.70	8.55
Combined Index Portfolio	7.36	6.20
Retirement 2030 Fund	8.96	19.71	9/30/02
Retirement 2030 Fund–Advisor Class	8.69	19.56
Retirement 2030 Fund–R Class	8.55	19.46
Dow Jones Aggressive Portfolio Index	10.19	25.44
Combined Index Portfolio	7.79	18.91
Retirement 2035 Fund	8.87	7.24	2/27/04
Dow Jones Aggressive Portfolio Index	10.19	9.88
Combined Index Portfolio	7.79	6.51
Retirement 2040 Fund	9.01	19.87	9/30/02
Retirement 2040 Fund–Advisor Class	8.74	19.71
Retirement 2040 Fund–R Class	8.59	19.62
Dow Jones Aggressive Portfolio Index	10.19	25.44
Combined Index Portfolio	7.79	18.91

For definitions of the Combined Index Portfolios and the Dow Jones Portfolio Indexes, please see the glossary.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each class would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. T. Rowe Price Retirement Funds–Advisor Class and R Class began operations on October 31, 2003, and share the portfolio of the existing retail fund (the original share class of the fund is referred to as the “investor class”). The average annual total return figures for the Advisor Class and R Class have been calculated using the performance data of the investor class up to the inception date of the class and the actual performance results of the class since that date. The performance results of the investor class have not been adjusted to reflect the 12b-1 fee associated with either the Advisor Class (0.25%) or the R Class (0.50%) . Had these fees been included, the performance of the Advisor and R classes would have been lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year		9/30/02
	Ended		Through
	5/31/05**	5/31/04	5/31/03
NET ASSET VALUE
Beginning of period	$14.09	$11.79	$10.00

Investment activities
Net investment income (loss)	0.16	0.11	0.08
Net realized and unrealized gain (loss)	1.34	2.31	1.79

Total from investment activities	1.50	2.42	1.87

Distributions
Net investment income	(0.14)	(0.10)	(0.07)
Net realized gain	(0.09)	(0.02)	(0.01)

Total distributions	(0.23)	(0.12)	(0.08)

NET ASSET VALUE
End of period	$15.36	$14.09	$11.79

Ratios‡
Total return^	10.65%	20.58%	18.78%
Ratio of total expenses to
average net assets	0.00%	0.00%	0.00%†
Ratio of net investment
income (loss) to average
net assets	1.11%	0.91%	0.84%†
Portfolio turnover rate	1.3%	26.9%	18.8%†

Supplemental Data
Weighted average expense ratio
of underlying Price funds*	0.80%	0.84%	0.88%†
Effective expense ratio	0.80%	0.84%	0.88%†
Net assets, end of period
(in thousands)	$306,040	$89,159	$11,586

‡	Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, invest-
ment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund’s total return may be higher or lower than the investment results of the individual underlying Price funds.
*	Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund’s relative average investment therein.
†	Annualized
**	Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Advisor Class
	Year	10/31/03
	Ended	Through
	5/31/05**	5/31/04
NET ASSET VALUE
Beginning of period	$14.07	$13.09

Investment activities
Net investment income (loss)	0.10	0.09
Net realized and unrealized gain (loss)	1.36	1.01

Total from investment activities	1.46	1.10

Distributions
Net investment income	(0.12)	(0.10)
Net realized gain	(0.09)	(0.02)

Total distributions	(0.21)	(0.12)

NET ASSET VALUE
End of period	$15.32	$14.07

Ratios‡
Total return^	10.38%	8.45%
Ratio of total expenses to
average net assets	0.25%	0.25%†
Ratio of net investment
income (loss) to average
net assets	0.70%	1.08%†
Portfolio turnover rate	1.3%	26.9%

Supplemental Data
Weighted average expense ratio
of underlying Price funds*	0.80%	0.84%†
Effective expense ratio	1.05%	1.09%†
Net assets, end of period
(in thousands)	$6,441	$277

‡	Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, invest-
ment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund’s total return may be higher or lower than the investment results of the individual underlying Price funds.
*	Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund’s relative average investment therein.
†	Annualized
**	Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

R Class
	Year	10/31/03
	Ended	Through
	5/31/05**	5/31/04
NET ASSET VALUE
Beginning of period	$14.07	$13.09

Investment activities
Net investment income (loss)	0.05	0.09
Net realized and unrealized gain (loss)	1.39	1.00

Total from investment activities	1.44	1.09

Distributions
Net investment income	(0.10)	(0.09)
Net realized gain	(0.09)	(0.02)

Total distributions	(0.19)	(0.11)

NET ASSET VALUE
End of period	$15.32	$14.07

Ratios‡
Total return^	10.24%	8.37%
Ratio of total expenses to
average net assets	0.44%	0.42%†
Ratio of net investment
income (loss) to average
net assets	0.34%	0.58%†
Portfolio turnover rate	1.3%	26.9%

Supplemental Data
Weighted average expense ratio
of underlying Price funds*	0.80%	0.84%†
Effective expense ratio	1.24%	1.26%†
Net assets, end of period
(in thousands)	$8,596	$655

‡	Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, invest-
ment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.
^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund’s total return may be higher or lower than the investment results of the individual underlying Price funds.
*	Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund’s relative average investment therein.
†	Annualized
**	Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

	Percent of
PORTFOLIO OF INVESTMENTS (1)†	Net Assets	Shares	Value
(Amounts in 000s)
T. Rowe Price Value Fund	24.3%	3,418,294	$77,869
T. Rowe Price Growth Stock Fund	23.8	2,918,544	76,495
T. Rowe Price Equity Index 500 Fund	11.9	1,184,273	38,039
T. Rowe Price Small-Cap Stock Fund *	9.0	943,054	28,971
T. Rowe Price International Growth & Income Fund	7.7	2,012,082	24,829
T. Rowe Price International Stock Fund	7.5	1,908,914	24,014
T. Rowe Price High Yield Fund	4.8	2,239,983	15,478
T. Rowe Price Mid-Cap Growth Fund *	4.7	302,333	15,053
T. Rowe Price Mid-Cap Value Fund	4.6	650,336	14,743
T. Rowe Price New Income Fund	1.7	608,786	5,564

Total Investments in Securities
100.0% of Net Assets (Cost $304,012)			$321,055

(1) Denominated in U.S. dollars unless otherwise noted
* Non income producing

†Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	5/31/05	5/31/04
T. Rowe Price Value
Fund	$52,287	$212	$349	$77,869	$21,590
T. Rowe Price Growth
Stock Fund	51,953	224	245	76,495	21,669
T. Rowe Price Equity
Index 500 Fund	26,734	115	329	38,039	10,221
T. Rowe Price Small-Cap
Stock Fund	20,111	82	-	28,971	8,208
T. Rowe Price
International Growth &
Income Fund	16,300	77	130	24,829	6,959
T. Rowe Price
International Stock
Fund	16,325	67	164	24,014	6,904
T. Rowe Price High Yield
Fund	12,642	44	664	15,478	3,086
T. Rowe Price Mid-Cap
Growth Fund	9,850	39	-	15,053	4,315
T. Rowe Price Mid-Cap
Value Fund	10,226	47	35	14,743	4,138
T. Rowe Price New
Income Fund	3,997	1,549	146	5,564	3,001
Totals			$2,062	$321,055	$90,091

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)
Assets
Investments in affiliated companies, at value (cost $304,012)	$321,055
Receivable for shares sold	1,668

Total assets	322,723

Liabilities
Payable for investment securities purchased	1,412
Payable for shares redeemed	230
Other liabilities	4

Total liabilities	1,646

NET ASSETS	$321,077

Net Assets Consist of:
Undistributed net investment income (loss)	$514
Undistributed net realized gain (loss)	999
Net unrealized gain (loss)	17,043
Paid-in-capital applicable to 20,904,446 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	302,521

NET ASSETS	$321,077

NET ASSET VALUE PER SHARE
Investor Class
($306,040,001/19,922,882 shares outstanding)	$15.36

Advisor Class
($6,441,272/420,325 shares outstanding)	$15.32

R Class
($8,596,162/561,239 shares outstanding)	$15.32

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
($ 000s)
Year
Ended
5/31/05
Investment Income (Loss)
Income
Income distributions from underlying Price funds	$2,062

Expenses
Shareholder servicing
Investor Class	753
Advisor Class	3
R Class	5
Registration	84
Custody and accounting	45
Prospectus and shareholder reports
Investor Class	29
Advisor Class	3
R Class	1
Proxy and annual meeting	2
Rule 12b-1 fees
Advisor Class	6
R Class	10
Legal and audit	10
Directors	5
Expenses reimbursed by underlying Price funds	(940)

Net expenses	16

Net investment income (loss)	2,046

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Sales of underlying Price funds	55
Capital gain distributions from underlying Price funds	1,395

Net realized gain (loss)	1,450

Change in net unrealized gain (loss) on underlying Price funds	12,995

Net realized and unrealized gain (loss)	14,445

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$16,491

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)
	Year
	Ended
	5/31/05	5/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,046	$360
Net realized gain (loss)	1,450	649
Change in net unrealized gain (loss)	12,995	3,209

Increase (decrease) in net assets from operations	16,491	4,218

Distributions to shareholders
Net investment income
Investor Class	(1,633)	(232)
Advisor Class	(14)	(2)
R Class	(7)	(2)
Net realized gain
Investor Class	(1,049)	(47)
Advisor Class	(11)	–
R Class	(6)	–

Decrease in net assets from distributions	(2,720)	(283)

Capital share transactions *
Shares sold
Investor Class	245,481	84,035
Advisor Class	6,582	256
R Class	8,471	676
Distributions reinvested
Investor Class	2,674	278
Advisor Class	25	2
R Class	12	2
Shares redeemed
Investor Class	(44,758)	(10,640)
Advisor Class	(571)	–
R Class	(701)	(39)

Increase (decrease) in net assets from
capital share transactions	217,215	74,570

Net Assets
Increase (decrease) during period	230,986	78,505
Beginning of period	90,091	11,586

End of period	$321,077	$90,091

(Including undistributed net investment income of $514 at
5/31/05 and $135 at 5/31/04)

*Share information
Shares sold
Investor Class	16,418	6,102
Advisor Class	438	20
R Class	560	49
Distributions reinvested
Investor Class	174	21
Advisor Class	2	–
R Class	1	–
Shares redeemed
Investor Class	(2,997)	(778)
Advisor Class	(40)	–
R Class	(47)	(3)

Increase (decrease) in shares outstanding	14,509	5,411

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

The fund has three classes of shares: the Retirement 2040 Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement 2040 Fund – Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2040 Fund – R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund’s shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the year ended May 31, 2005 aggregated $220,425,000 and $2,492,000, respectively.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2005 were characterized as follows for tax purposes:

Ordinary income	$2,128,000
Long-term capital gains	592,000

Total distributions	$2,720,000

At May 31, 2005, the tax-basis components of net assets were as follows:

Unrealized appreciation	$17,295,000
Unrealized depreciation	(252,000)

Net unrealized appreciation (depreciation)	17,043,000
Undistributed ordinary income	514,000
Undistributed long-term capital gains	999,000
Paid-in capital	302,521,000

Net assets	$321,077,000

For the year ended May 31, 2005, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of distributions from the underlying funds. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$(13,000)
Undistributed net realized gains	13,000

At May 31, 2005, the cost of investments for federal income tax purposes was $304,012,000.

NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the Retirement Income Fund and domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At May 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2040 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement 2040 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the “Fund”) at May 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 12, 2005

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/05

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $461,000 from short-term capital gains,

• $592,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $1,336,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $1,084,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund, and the fund does not bear any expenses. The Manager does receive fees from other T. Rowe Price funds in which the fund invests. Accordingly, the Board did not review information relating to revenues received by the Manager under the Contract. The Board did review information regarding benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Nor did the Board review fees and expenses of other funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and
Year Elected*	Directorships of Other Public Companies

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pre-
(1945)	sent); Director, Chairman of the Board, and Chief Executive Officer,
2002	The Rouse Company, real estate developers (1997 to 2004); Director,
Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer, The
2002	Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corporation and Golden Star Resources Ltd.
2002	(5/00 to present), and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Managing Director and President, Global Private Client Services,
(1943)	Marsh Inc. (1999 to 2003); Managing Director and Head of
2003	International Private Banking, Bankers Trust (1996 to 1999);
Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver	President, F. Pierce Linaweaver & Associates, Inc., consulting environ-
(1934)	mental and civil engineers
2002

Theo C. Rodgers**	President, A&R Development Corporation
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.;
2002	Director, AMLI Residential Properties Trust

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or
* election of a successor.
** Elected effective April 1, 2005.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]	Directorships of Other Public Companies

James A.C. Kennedy, CFA	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1953)	Inc.; Director, T. Rowe Price Global Investment Services Limited and
2002	T. Rowe Price International, Inc.
[44]

James S. Riepe	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1943)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2002	Chairman of the Board and Director, T. Rowe Price Global Asset
[112]	Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.;
Chairman of the Board, Director, President, and Trust Officer, T. Rowe
Price Trust Company; Director, T. Rowe Price International, Inc.;
Director, The Nasdaq Stock Market, Inc.

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Brian W.H. Berghuis, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

Stephen W. Boesel (1944)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, Retirement Funds	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Retirement Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Jerome A. Clark, CFA (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Kenneth D. Fuller (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, Retirement Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, Retirement Funds	Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust
Company; Vice President, T. Rowe Price,
T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., and T. Rowe Price
Retirement Plan Services, Inc.

John H. Laporte, CFA (1945)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

David M. Lee, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, Retirement Funds	T. Rowe Price Investment Services, Inc.

Gregory A. McCrickard, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement Funds	Group, Inc., and T. Rowe Price Trust Company

Mary J. Miller, CFA (1955)	Director and Vice President, T. Rowe Price; Vice
Vice President, Retirement Funds	President, T. Rowe Price Group, Inc.

Edmund M. Notzon III, PhD, CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price
President, Retirement Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Larry J. Puglia, CFA, CPA (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

Brian C. Rogers, CFA, CIC (1955)	Chief Investment Officer, Director, and Vice
Vice President, Retirement Funds	President, T. Rowe Price and T. Rowe Price
Group, Inc.; Director and Vice President,
T. Rowe Price Trust Company

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement Funds	Group, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Retirement Funds

David J.L. Warren (1957)	Director and Vice President, T. Rowe Price; Vice
Vice President, Retirement Funds	President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management
Limited and T. Rowe Price Global Investment
Services Limited

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement Funds	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$4,418	$10,774
Audit-Related Fees	664	434
Tax Fees	1,350	2,730
All Other Fees	307	124

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	July 20, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 20, 2005